PROPERTY EQUIPMENT AND LEASEHOLD IMPROVEMENTS NET (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subtotal	$ 7,114	$ 3,837
Less accumulated depreciation	(2,223)	(1,264)
Property, equipment and leasehold improvements, net	4,891	2,573
Leasehold improvements [Member]
Subtotal	5,192	3,031
Land [Member]
Subtotal	202	0
Furniture and equipment [Member]
Subtotal	1,408	667
Computer hardware [Member]
Subtotal	4	4
Vehicles [Member]
Subtotal	304	131
Construction in progress [Member]
Subtotal	$ 4	$ 4